UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index
              Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch Aggregate Bond Index Fund
Schedule of Investments as of September 30, 2005

                             Beneficial
                               Interest      Mutual Funds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 193,395,686      Master Aggregate Bond Index Series                                       $ 378,797,342
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $375,981,938) - 100.1%                           378,797,342

                                             Liabilities in Excess of Other Assets - (0.1%)                                (296,698)
                                                                                                                      -------------
                                             Net Assets - 100.0%                                                      $ 378,500,644
                                                                                                                      =============

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                             Face               Interest            Maturity
                        Issue                               Amount                Rate               Date(s)               Value
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency     Fannie Mae                       $ 3,110,000               5.25 %           6/15/2006          $ 3,129,534
Obligations -35.0%                                        32,545,000              2.625            11/15/2006            31,926,547
                                                          32,205,000               5.75           2/15/2008 (d)          33,151,795
                                                          12,395,000               2.50             6/15/2008            11,779,229
                                                          13,025,000               3.25             8/15/2008            12,610,766
                                                          26,455,000              6.625             9/15/2009            28,429,125
                                                          30,840,000               6.00             5/15/2011            32,993,588
                                                           8,330,000              4.375             3/15/2013             8,221,627
                                                           5,185,000              4.625            10/15/2014             5,186,659
                                                             335,000               5.00             4/15/2015               344,581
                                                           1,340,000               7.25             5/15/2030             1,767,845
                        -----------------------------------------------------------------------------------------------------------
                        Freddie Mac                        1,245,000               7.18             6/27/2006             1,271,064
                                                          24,610,000              4.875             3/15/2007            24,785,346
                                                           6,615,000               5.75           4/15/2008 (d)           6,827,963
                                                           1,175,000              4.125             7/12/2010             1,155,768
                                                           1,460,000               6.00             6/15/2011             1,564,416
                                                           8,965,000              4.875            11/15/2013             9,110,233
                                                             455,000              4.375             7/17/2015              444,387
                                                           8,655,000               6.75             9/15/2029            10,782,659
                                                           1,845,000               6.25             7/15/2032             2,203,482
                        -----------------------------------------------------------------------------------------------------------
                        Tennessee Valley Authority        1,390,000                6.25            12/15/2017             1,577,333
                        Series E
                        -----------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bonds               14,975,000               8.75             5/15/2017            20,745,047
                                                           8,625,000               8.50             2/15/2020            12,179,104
                                                           6,335,000              8.125             8/15/2021             8,834,848
                                                           8,610,000               6.25             8/15/2023            10,295,339
                                                           3,510,000              6.375             8/15/2027             4,349,659
                                                              70,000              5.375             2/15/2031                78,422
                        -----------------------------------------------------------------------------------------------------------
                        U.S. Treasury Notes                3,025,000              2.625            11/15/2006             2,975,372
                                                           7,645,000               3.00            11/15/2007             7,465,816
                                                           2,670,000              3.625             1/15/2010             2,608,360
                                                           6,390,000               4.00            11/15/2012             6,285,913
                        -----------------------------------------------------------------------------------------------------------
                        Total Government & Agency Obligations (Cost - $302,629,923) - 35.0%                             305,081,827
-----------------------------------------------------------------------------------------------------------------------------------
Government Agency       Fannie Mae Guaranteed                598,819               5.50       6/01/2011 - 2/01/2019         608,047
Mortgage-Backed         Pass-Through Certificates            762,316               6.00       2/01/2013 - 6/01/2015         784,316
Obligations*                                                 515,802               6.50       1/01/2013 - 5/01/2016         533,786
- 34.9%                                                    1,045,520               6.50      12/01/2025 - 1/01/2030       1,079,749
                                                             374,964               7.00       4/01/2027 - 3/01/2031         393,097
                                                             275,914               7.50      10/01/2027 - 5/01/2032         292,312
                                                              12,755               8.00             9/01/2015                13,677
                                                             266,515               8.00      11/01/2029 - 9/01/2031         284,946
                                                              25,506               8.50       5/01/2030 - 1/01/2031          27,728

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                             Face               Interest            Maturity
                        Issue                               Amount                Rate               Date(s)               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $    57,924               9.50 %           7/01/2017          $     63,813
                                                              28,012              10.00      10/01/2018 - 5/01/2022          31,098
                                                              12,196              10.50            12/01/2016                13,199
                        -----------------------------------------------------------------------------------------------------------
                        Freddie Mac Mortgage               7,733,941               4.00       1/01/2020 - 4/01/2020       7,431,025
                        Participation Certificates
                                                          29,625,752               4.50      2/01/2011 - 10/15/2020      29,082,733
                                                           3,950,621               4.50      4/01/2034 - 12/15/2035       3,760,479
                                                          26,134,176               5.00      11/01/2017 - 9/01/2020      26,082,198
                                                          61,260,286               5.00      8/01/2035 - 10/15/2035      59,967,392
                                                           8,085,319               5.50     12/01/2016 - 10/15/2020       8,206,441
                                                          78,101,000               5.50     10/15/2035 - 12/15/2035      78,099,250
                                                           3,663,492               6.00      4/01/2016 - 10/01/2017       3,765,434
                                                          30,446,723               6.00      6/01/2033 - 10/15/2035      30,981,078
                                                             715,176               6.50       4/01/2015 - 5/01/2017         738,455
                                                          12,204,466               6.50      1/01/2026 - 11/01/2034      12,565,298
                                                             476,817               7.00       1/01/2011 - 7/01/2017         497,892
                                                           3,867,993               7.00      1/01/2020 - 11/01/2032       4,043,530
                                                             165,671               7.50       5/01/2007 - 4/01/2016         174,339
                                                             838,330               7.50       1/01/2023 - 9/01/2032         889,695
                                                             417,893               8.00      11/01/2024 - 3/01/2032         446,217
                                                              51,126               8.50       5/01/2028 - 8/01/2030          55,655
                                                               9,221               9.00             9/01/2014                 9,907
                                                             196,575               9.50             2/01/2019               214,970
                                                              48,223              10.00       3/01/2010 - 9/01/2017          51,513
                                                              34,404              10.50             4/01/2016                36,841
                                                              12,018              11.00             9/01/2016                13,448
                                                               5,901              11.50             8/01/2015                 6,454
                                                              25,893              12.50             2/01/2014                28,740
                        -----------------------------------------------------------------------------------------------------------
                        Ginnie Mae MBS Certificates        4,012,555               4.50       4/15/2035 - 9/15/2035       3,862,691
                                                           7,382,000               5.00            10/15/2035             7,303,566
                                                          10,134,304               5.50      1/15/2035 - 11/15/2035      10,226,291
                                                           5,460,711               6.00       4/20/2026 - 6/15/2035       5,594,242
                                                              50,923               6.50       2/15/2014 - 5/15/2014          53,013
                                                           2,625,617               6.50      4/15/2026 - 11/15/2034       2,733,020
                                                              29,196               7.00             4/15/2013                30,664
                                                           1,485,541               7.00      7/15/2027 - 10/15/2031       1,563,275
                                                             595,392               7.50       3/15/2024 - 3/15/2032         632,943
                                                             322,837               8.00      12/15/2022 - 6/15/2031         345,828
                                                             104,754               8.50      11/15/2017 - 3/15/2031         114,003
                                                              92,516               9.00      4/15/2018 - 11/15/2024         101,248
                                                               7,188               9.50             9/15/2021                 7,999
                        -----------------------------------------------------------------------------------------------------------
                        Total Government Agency Mortgage-Backed Obligations (Cost - $306,344,872) - 34.9%               303,843,535
                        -----------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
                               Amount     Non-Government Agency Mortgage-Backed Securities*                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                  $ 11,039,087  CS First Boston Mortgage Securities Corp. Series 2004-FL1A Class A, 4.19%
Mortgage-Backed                                          due 5/15/2014 (a)(c)                                         $  11,043,720
Securities - 12.7%            14,792,724  Commercial Mortgage Pass-Through Certificates Series 2005-F10A Class A1,
                                          4.07% due 4/15/2017 (a)(c)                                                     14,790,356
                              20,000,000  Greenwich Capital Commercial Funding Corp. Series 2004-FL2A Class A2,
                                          4.06% due 11/05/2019 (c)                                                       20,006,174
                              20,000,000  JPMorgan Chase Commercial Mortgage Securities Co. Series 2004-FL1A Class
                                          A2, 4.15% due 4/16/2019 (c)                                                    20,015,032
                              20,000,000  Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2004-LLFA
                                          Class A2, 4.14% due 10/15/2017 (a)(c)                                          20,012,212
                              10,000,000  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 4.388%
                                          due 8/25/2035 (c)                                                               9,990,625
                              15,000,000  Wachovia Bank Commercial Mortgage Trust Series 2004-WL4A Class A2, 4.14%
                                          due 10/15/2015 (a)(c)                                                          15,009,894
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Non-Government Agency Mortgage-Backed Securities
                                          (Cost - $110,831,811) - 12.7%                                                 110,868,013
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                  Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                      200,000  BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (a)                               197,506
Defense - 0.6%                 1,000,000  Boeing Capital Corp., 5.75% due 2/15/2007                                       1,015,399
                                 540,000  General Dynamics Corp., 3% due 5/15/2008                                          518,757
                                 400,000  Goodrich Corp., 7.625% due 12/15/2012                                             458,838
                                 300,000  Honeywell International, Inc., 6.125% due 11/01/2011                              320,167
                                 450,000  Lockheed Martin Corp., 8.50% due 12/01/2029                                       620,846
                                 587,000  Northrop Grumman Corp., 7.125% due 2/15/2011                                      648,717
                                          Raytheon Co.:
                                  21,000      6.15% due 11/01/2008                                                           21,834
                                 350,000      6.75% due 3/15/2018                                                           394,683
                                 150,000  Rockwell Collins, Inc., 4.75% due 12/01/2013                                      149,490
                                          United Technologies Corp.:
                                 600,000      4.875% due 11/01/2006                                                         603,529
                                 455,000      6.35% due 3/01/2011                                                           488,968
                                                                                                                      -------------
                                                                                                                          5,438,734
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight &                     90,000  United Parcel Service, Inc., 8.375% due 4/01/2020                                 119,711
Logistics - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                           Continental Airlines, Inc.:
                                 540,000      Series 2002-1, 6.563% due 8/15/2013                                           562,733
                                 223,512      Series 2003-RJ, 7.875% due 7/02/2018                                          206,449
                                 250,000  Southwest Airlines Co., 5.125% due 3/01/2017                                      236,397
                                                                                                                      -------------
                                                                                                                          1,005,579
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%      $    200,000  Johnson Controls, Inc., 4.875% due 9/15/2013                                $     197,239
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                        DaimlerChrysler NA Holding Corp.:
                               1,100,000      4.05% due 6/04/2008                                                         1,074,210
                                 280,000      7.30% due 1/15/2012                                                           304,074
                                 600,000      8.50% due 1/18/2031                                                           726,421
                                 150,000  Harley-Davidson, Inc., 3.625% due 12/15/2008 (a)                                  145,419
                                                                                                                      -------------
                                                                                                                          2,250,124
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                          Anheuser-Busch Cos., Inc.:
                                 135,000      4.625% due 2/01/2015                                                          132,537
                                 160,000      5.95% due 1/15/2033                                                           171,992
                                 140,000      6% due 11/01/2041                                                             150,922
                                 470,000  Coca-Cola Enterprises, Inc., 6.75% due 9/15/2028                                  538,650
                                 140,000  Diageo Capital Plc, 3.50% due 11/19/2007                                          136,880
                                 500,000  Miller Brewing Co., 5.50% due 8/15/2013 (a)                                       512,015
                                 155,000  Pepsi Bottling Group, Inc. Series B, 7% due 3/01/2029                             187,719
                                  92,000  Pepsi Bottling Holdings, Inc., 5.625% due 2/17/2009 (a)                            94,987
                                 250,000  PepsiAmericas, Inc., 5% due 5/15/2017                                             247,706
                                                                                                                      -------------
                                                                                                                          2,173,408
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%             275,000  Amgen, Inc., 4% due 11/18/2009                                                    268,860
                                 180,000  Genentech, Inc., 4.40% due 7/15/2010 (a)                                          177,930
                                                                                                                      -------------
                                                                                                                            446,790
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                  Masco Corp.:
                                 250,000      4.80% due 6/15/2015                                                           241,886
                                  45,000      6.50% due 8/15/2032                                                            49,454
                                                                                                                      -------------
                                                                                                                            291,340
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.6%           365,000  The Bank of New York Co., Inc., 5.20% due 7/01/2007                               368,746
                                          The Bear Stearns Cos., Inc.:
                               1,100,000      3.25% due 3/25/2009                                                         1,048,477
                                 525,000      4.65% due 7/02/2018                                                           496,072
                                          Credit Suisse First Boston USA, Inc.:
                                 775,000      5.75% due 4/15/2007                                                           788,590
                               1,000,000      4.625% due 1/15/2008                                                          999,632
                                 800,000      6.50% due 1/15/2012                                                           866,267
                                 225,000      5.125% due 1/15/2014                                                          226,105
                                  75,000      7.125% due 7/15/2032                                                           90,761
                                          Goldman Sachs Group, Inc.:
                                  70,000      4.125% due 1/15/2008                                                           69,293
                               1,000,000      3.875% due 1/15/2009                                                          975,104
                               1,500,000      6.60% due 1/15/2012                                                         1,626,090
                                 400,000      5.25% due 4/01/2013                                                           403,943
                                 730,000      6.125% due 2/15/2033                                                          759,843

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          Lehman Brothers Holdings, Inc.:
                            $    600,000      7% due 2/01/2008                                                        $     629,872
                                 245,000      7.875% due 8/15/2010                                                          277,360
                                 725,000      6.625% due 1/18/2012                                                          788,667
                                 500,000  Mellon Funding Corp., 5% due 12/01/2014                                           501,481
                                          Morgan Stanley:
                               1,060,000      5.80% due 4/01/2007                                                         1,077,334
                                 845,000      6.60% due 4/01/2012                                                           915,451
                               1,250,000      4.75% due 4/01/2014                                                         1,205,956
                                                                                                                      -------------
                                                                                                                         14,115,044
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                 170,000  Albemarle Corp., 5.10% due 2/01/2015                                              166,411
                                          Lubrizol Corp.:
                                 400,000      5.50% due 10/01/2014                                                          401,403
                                 150,000      6.50% due 10/01/2034                                                          157,270
                                 345,000  Potash Corp. of Saskatchewan Inc., 7.75% due 5/31/2011                            392,494
                                          Praxair, Inc.:
                                 235,000      6.50% due 3/01/2008                                                           243,428
                                  70,000      3.95% due 6/01/2013                                                            65,950
                                          Rohm & Haas Co.:
                                  44,000      7.40% due 7/15/2009                                                            47,978
                                 200,000      7.85% due 7/15/2029                                                           259,669
                                 250,000  Yara International ASA, 5.25% due 12/15/2014 (a)                                  246,791
                                                                                                                      -------------
                                                                                                                          1,981,394
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.7%          525,000  BB&T Corp., 6.50% due 8/01/2011                                                   567,557
                                          Bank of America Corp.:
                                 113,000      6.60% due 5/15/2010                                                           121,388
                                 410,000      4.875% due 9/15/2012                                                          409,897
                               1,100,000      4.875% due 1/15/2013                                                        1,096,136
                                 275,000      4.75% due 8/01/2015                                                           268,962
                                          Bank One Corp.:
                                 430,000      6.875% due 8/01/2006                                                          437,903
                                 200,000      2.625% due 6/30/2008                                                          190,073
                                 295,000      5.90% due 11/15/2011                                                          309,172
                                 378,000      8% due 4/29/2027                                                              480,823
                                 400,000  Comerica, Inc., 4.80% due 5/01/2015                                               389,709
                                 535,000  Corporacion Andina de Fomento, 6.875% due 3/15/2012                               586,643
                                 460,000  Deutsche Bank Financial, Inc., 7.50% due 4/25/2009                                500,992
                                 300,000  FirstBank Puerto Rico, 7.625% due 12/20/2005                                      300,812
                                 700,000  FleetBoston Financial Corp., 4.20% due 11/30/2007                                 695,330
                                 950,000  HSBC Bank USA NA, 5.875% due 11/01/2034                                           974,794

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          KFW International Finance:
                            $    530,000      4.75% due 1/24/2007                                                     $     532,323
                               1,000,000      5.125% due 5/13/2009                                                        1,023,226
                                          Key Bank National Association:
                                 485,000      5% due 7/17/2007                                                              487,879
                                 250,000      4.95% due 9/15/2015                                                           245,955
                                          KfW - Kreditanstalt fuer Wiederaufbau:
                                 600,000      3.25% due 3/30/2009                                                           577,735
                                 600,000      4.125% due 10/15/2014                                                         582,133
                                 300,000      4.375% due 7/21/2015                                                          294,754
                               1,000,000  Korea Development Bank, 4.75% due 7/20/2009                                       996,710
                                 395,000  M&I Marshall & Ilsley Bank, 4.125% due 9/04/2007                                  392,056
                                 500,000  M&T Bank Corp., 3.85% due 4/01/2013 (a)(c)                                        489,161
                                 570,000  National Australia Bank Ltd. Series A, 8.60% due 5/19/2010                        655,654
                                 295,000  National City Bank of Indiana, 4% due 9/28/2007                                   292,879
                                 500,000  PNC Funding Corp., 4.20% due 3/10/2008                                            495,062
                                 200,000  Popular North America, Inc., 4.70% due 6/30/2009                                  199,042
                                 350,000  Regions Financial Corp., 6.375% due 5/15/2012                                     377,822
                               1,065,000  Royal Bank of Scotland Group Plc, 5.05% due 1/08/2015                           1,072,464
                                 200,000  Santander Central Hispano Issuances Ltd., 7.625% due 9/14/2010                    225,483
                                 450,000  Sovereign Bank, 5.125% due 3/15/2013                                              447,979
                                 400,000  Synovus Financial Corp., 4.875% due 2/15/2013                                     397,499
                                 485,000  U.S. Bancorp, 5.10% due 7/15/2007                                                 489,225
                                 500,000  U.S. Bank NA, 6.30% due 2/04/2014                                                 546,202
                                 400,000  UnionBanCal Corp., 5.25% due 12/16/2013                                           402,616
                                          Wachovia Bank NA:
                                 525,000      4.85% due 7/30/2007                                                           527,232
                                 275,000      4.875% due 2/01/2015                                                          271,169
                                          Wachovia Corp.:
                                 195,000      5.625% due 12/15/2008                                                         201,070
                               1,470,000      3.625% due 2/17/2009                                                        1,423,347
                                 150,000      5.25% due 8/01/2014                                                           152,103
                                          Wells Fargo & Co.:
                                 800,000      3.125% due 4/01/2009                                                          761,374
                                 250,000      5.125% due 9/15/2016                                                          250,837
                                 450,000      5.375% due 2/07/2035                                                          443,941
                                 450,000  Wells Fargo Bank NA, 6.45% due 2/01/2011                                          484,285
                                 350,000  Westpac Banking Corp., 4.625% due 6/01/2018                                       332,733
                                                                                                                      -------------
                                                                                                                         23,402,141
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &       $    300,000  Aramark Services, Inc., 6.375% due 2/15/2008                                $     309,444
Supplies - 0.4%                  815,000  Cendant Corp., 6.875% due 8/15/2006                                               830,145
                                 385,000  Pitney Bowes, Inc., 4.75% due 5/15/2018                                           371,517
                                 250,000  RR Donnelly & Sons Co., 4.95% due 5/15/2010 (a)                                   248,768
                                  80,000  Science Applications International Corp., 5.50% due 7/01/2033                      77,397
                               1,250,000  Waste Management, Inc., 7.375% due 8/01/2010                                    1,374,570
                                                                                                                      -------------
                                                                                                                          3,211,841
-----------------------------------------------------------------------------------------------------------------------------------
Communications                   315,000  Alltel Corp., 7% due 7/01/2012                                                    350,103
Equipment - 0.1%                 500,000  Harris Corp., 6.35% due 2/01/2028                                                 524,037
                                                                                                                      -------------
                                                                                                                            874,140
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                      200,000  Dell, Inc., 7.10% due 4/15/2028                                                   241,333
Peripherals - 0.2%               335,000  Hewlett-Packard Co., 3.625% due 3/15/2008                                         327,516
                                          International Business Machines Corp.:
                                 395,000      6.45% due 8/01/2007                                                           407,601
                                 200,000      4.75% due 11/29/2012                                                          200,129
                                 450,000      5.875% due 11/29/2032                                                         478,230
                                                                                                                      -------------
                                                                                                                          1,654,809
-----------------------------------------------------------------------------------------------------------------------------------
Construction                     355,000  Hanson Australia Funding Ltd., 5.25% due 3/15/2013                                354,383
Materials - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%          535,000  American Express Co., 3.75% due 11/20/2007                                        526,461
                                          American General Finance Corp.:
                                 235,000      5.875% due 7/14/2006                                                          237,668
                                 175,000      Series H, 5.375% due 10/01/2012                                               176,963
                                          Capital One Bank:
                                 570,000      6.875% due 2/01/2006                                                          574,465
                                 600,000      4.875% due 5/15/2008                                                          600,474
                                 150,000  CitiFinancial, 10% due 5/15/2009                                                  175,152
                                          HSBC Finance Corp.:
                               1,015,000      5.875% due 2/01/2009                                                        1,047,471
                                 750,000      7% due 5/15/2012                                                              830,012
                                 350,000      4.75% due 7/15/2013                                                           341,611
                                          MBNA America Bank NA:
                               1,000,000      4.625% due 8/03/2009                                                          997,922
                                 225,000      7.125% due 11/15/2012                                                         252,925
                               1,000,000  SLM Corp., 5.375% due 5/15/2014                                                 1,023,473
                                                                                                                      -------------
                                                                                                                          6,784,597
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                              Sealed Air Corp. (a):
Packaging - 0.0%                 200,000      5.375% due 4/15/2008                                                          200,979
                                 135,000      6.95% due 5/15/2009                                                           143,235
                                                                                                                      -------------
                                                                                                                            344,214
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Service     300,000s J Paul Getty Trust Series 2003, 5.875% due 10/01/2033                             312,458
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial       $    730,000  Brascan Corp., 5.75% due 3/01/2010                                          $     749,891
Services - 1.7%                  250,000  CIT Group Co. of Canada, 5.20% due 6/01/2015                                      248,108
                                          CIT Group, Inc.:
                                 400,000      5.50% due 11/30/2007                                                          406,644
                                 640,000      4.125% due 11/03/2009                                                         624,356
                                 300,000      5% due 2/13/2014                                                              296,866
                                  90,000  Citicorp, 6.375% due 11/15/2008                                                    94,402
                                          Citigroup, Inc.:
                                 125,000      6.50% due 1/18/2011                                                           134,770
                                 666,000      5% due 9/15/2014                                                              662,404
                                 540,000      6.625% due 6/15/2032                                                          608,830
                                 175,000      6% due 10/31/2033                                                             182,551
                                 575,000      5.85% due 12/11/2034                                                          601,448
                                          Ford Motor Credit Co.:
                                 850,000      6.50% due 1/25/2007                                                           850,988
                                 725,000      4.95% due 1/15/2008                                                           689,937
                               1,000,000      7.25% due 10/25/2011                                                          949,184
                                 675,000      7% due 10/01/2013                                                             625,966
                                          General Electric Capital Corp.:
                                 275,000      5.375% due 3/15/2007                                                          278,485
                               2,405,000      6.75% due 3/15/2032                                                         2,828,828
                                          JPMorgan Chase & Co.:
                                 400,000      3.50% due 3/15/2009                                                           384,678
                               1,445,000      6.625% due 3/15/2012                                                        1,569,789
                                 750,000      5.125% due 9/15/2014                                                          748,114
                                 390,000  Nissan Motor Acceptance Corp., 4.625% due 3/08/2010 (a)                           383,032
                                 430,000  Toyota Motor Credit Corp., 4.25% due 3/15/2010                                    425,223
                                 375,000  UFJ Finance Aruba AEC, 6.75% due 7/15/2013                                        411,771
                                                                                                                      -------------
                                                                                                                         14,756,265
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                      900,000  Ameritech Capital Funding, 6.45% due 1/15/2018                                    948,458
Telecommunication                           BellSouth Corp.:
Services - 1.3%                  800,000      5% due 10/15/2006                                                             803,842
                                 614,000      6% due 10/15/2011                                                             648,938
                                 500,000      5.20% due 9/15/2014                                                           501,829
                                 170,000      6.55% due 6/15/2034                                                           182,731
                                 150,000      6% due 11/15/2034                                                             150,627
                               1,295,000  British Telecommunications Plc, 8.375% due 12/15/2010                           1,499,421
                                          Deutsche Telekom International Finance BV:
                                 800,000      3.875% due 7/22/2008                                                          784,711
                                 450,000      8.75% due 6/15/2030                                                           580,958

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $    400,000  France Telecom SA, 8.50% due 3/01/2031                                      $     536,062
                                          GTE Corp.:
                               1,100,000      6.84% due 4/15/2018                                                         1,223,919
                                 255,000      6.94% due 4/15/2028                                                           278,754
                                 490,000  Royal KPN NV, 8% due 10/01/2010                                                   555,721
                                          SBC Communications, Inc.:
                                 100,000      5.10% due 9/15/2014                                                            99,092
                                 150,000      6.45% due 6/15/2034                                                           158,552
                                 200,000  Tele-Communications-TCI Group, 9.80% due 2/01/2012                                245,970
                                          Telecom Italia Capital SA:
                                 750,000      5.25% due 11/15/2013                                                          744,683
                                 200,000       4.95% due 9/30/2014                                                          193,546
                                 250,000  Telefonos de Mexico SA de CV, 4.75% due 1/27/2010                                 247,014
                                          Verizon Global Funding Corp.:
                                 150,000      4.90% due 9/15/2015                                                           146,673
                                 315,000      7.75% due 12/01/2030                                                          383,758
                                                                                                                      -------------
                                                                                                                         10,915,259
-----------------------------------------------------------------------------------------------------------------------------------
Electric                         200,000  American Electric Power Co., Inc., 5.25% due 6/01/2015                            200,316
Utilities - 0.6%                 235,000  Arizona Public Service Co., 5.50% due 9/01/2035                                   229,297
                                 610,000  Carolina Power & Light Co., 5.95% due 3/01/2009                                   631,302
                                 500,000  Commonwealth Edison Co., 6.95% due 7/15/2018                                      518,030
                                 375,000  Consolidated Edison Co. of New York Series 03-C, 5.10% due 6/15/2033              357,916
                                 125,000  Entergy Mississippi, Inc., 5.15% due 2/01/2013                                    121,402
                                 170,000  FPL Group Capital, Inc., 7.625% due 9/15/2006                                     174,796
                                          Florida Power & Light Co.:
                                 170,000      6.875% due 12/01/2005                                                         170,787
                                 130,000      5.40% due 9/01/2035                                                           128,679
                                 160,000  Georgia Power Co. Series K, 5.125% due 11/15/2012                                 162,823
                                 160,000  Hydro Quebec Series GF, 8.875% due 3/01/2026                                      235,532
                                 200,000  Ohio Power Co. Series G, 6.60% due 2/15/2033                                      222,713
                                 200,000  PacifiCorp, 5.25% due 6/15/2035                                                   191,328
                                          Pepco Holdings Inc:
                                 200,000      4% due 5/15/2010                                                              191,893
                                 350,000      6.45% due 8/15/2012                                                           374,366
                                 235,000  Progress Energy, Inc., 7.10% due 3/01/2011                                        255,468
                                 150,000  Public Service Co. of New Mexico, 4.40% due 9/15/2008                             147,621
                                 125,000  Southern California Edison Co., 5.55% due 1/15/2036                               125,007
                                 530,000  TXU Electric Delivery Co., 6.375% due 5/01/2012                                   567,981
                                 280,000  Wisconsin Electric Power, 5.625% due 5/15/2033                                    284,163
                                                                                                                      -------------
                                                                                                                          5,291,420
-----------------------------------------------------------------------------------------------------------------------------------
Electrical                       250,000  Cooper Industries, Inc., 5.50% due 11/01/2009                                     255,930
Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &          $    150,000  Halliburton Co., 5.50% due 10/15/2010                                       $     154,898
Services - 0.1%                  225,000  Nabors Industries, Inc., 5.375% due 8/15/2012                                     230,557
                                                                                                                      -------------
                                                                                                                            385,455
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services - 0.0%        250,000  Travelers Property Casualty Corp., 6.375% due 3/15/2033                           256,660
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                   200,000  CVS Corp., 4% due 9/15/2009                                                       194,442
Retailing - 0.4%                          The Kroger Co.:
                                 160,000      7.625% due 9/15/2006                                                          163,977
                                 250,000      7.50% due 4/01/2031                                                           279,242
                                  85,000      Series B, 7.70% due 6/01/2029                                                  96,106
                                 390,000  SUPERVALU Inc., 7.50% due 5/15/2012                                               426,036
                                 300,000  Safeway, Inc., 6.15% due 3/01/2006                                                301,169
                                          Wal-Mart Stores, Inc.:
                               1,735,000      6.875% due 8/10/2009                                                        1,868,687
                                 125,000      7.55% due 2/15/2030                                                           158,924
                                 300,000      5.25% due 9/01/2035                                                           290,321
                                                                                                                      -------------
                                                                                                                          3,778,904
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%             285,000  Archer-Daniels-Midland Co., 5.935% due 10/01/2032                                 299,433
                                 100,000  Bunge Ltd. Finance Corp., 5.10% due 7/15/2015 (a)                                  98,159
                                 200,000  Campbell Soup Co., 4.875% due 10/01/2013                                          199,280
                                          ConAgra Foods, Inc.:
                                 200,000      7% due 10/01/2028                                                             218,943
                                 370,000      8.25% due 9/15/2030                                                           463,976
                                 500,000  Kellogg Co., 2.875% due 6/01/2008                                                 477,093
                                          Kraft Foods, Inc.:
                                 225,000      4.625% due 11/01/2006                                                         225,078
                                 260,000      5.625% due 11/01/2011                                                         268,637
                               1,000,000      Series A, 4.125% due 11/12/2009                                               975,092
                                 110,000  SYSCO Corp., 5.375% due 9/21/2035                                                 109,107
                                 170,000  Sara Lee Corp., 6.25% due 9/15/2011                                               177,826
                                 565,000  Unilever Capital Corp., 7.125% due 11/01/2010                                     624,989
                                 235,000  Wm. Wrigley Jr. Co., 4.65% due 7/15/2015                                          230,999
                                                                                                                      -------------
                                                                                                                          4,368,612
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%             200,000  AGL Capital Corp., 4.45% due 4/15/2013                                            193,223
                                 300,000  Atmos Energy Corp., 7.375% due 5/15/2011                                          332,240
                                 300,000  Australian Gas Light Co. Ltd., 5.30% due 9/25/2015 (a)                            300,040
                                 250,000  KeySpan Corp., 5.803% due 4/01/2035                                               261,403
                                          Nisource Finance Corp.:
                                  50,000      7.625% due 11/15/2005                                                          50,184
                                 260,000      5.25% due 9/15/2017                                                           254,133
                                 385,000  Southern California Gas Co., 4.80% due 10/01/2012                                 384,364
                                                                                                                      -------------
                                                                                                                          1,775,587
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                 $    320,000  Baxter International, Inc., 4.625% due 3/15/2015                            $     308,013
Equipment &                      125,000  Boston Scientific Corp., 5.45% due 6/15/2014                                      127,153
Supplies - 0.1%                  185,000  Medtronic, Inc., 4.375% due 9/15/2010 (a)                                         182,691
                                                                                                                      -------------
                                                                                                                            617,857
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                      375,000  UnitedHealth Group, Inc., 3.30% due 1/30/2008                                     364,427
Providers &
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants                       Carnival Corp.:
& Leisure - 0.2%                 380,000       3.75% due 11/15/2007                                                         372,754
                                 225,000       6.15% due 4/15/2008                                                          232,551
                                          Harrah's Operating Co., Inc.:
                                 400,000      5.50% due 7/01/2010                                                           403,778
                                 225,000      5.75% due 10/01/2017 (a)                                                      220,235
                                 350,000  Yum! Brands, Inc., 7.65% due 5/15/2008                                            373,692
                                                                                                                      -------------
                                                                                                                          1,603,010
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.3%        360,000  Black & Decker Corp., 4.75% due 11/01/2014                                        348,134
                                 390,000  Centex Corp., 7.875% due 2/01/2011                                                430,425
                                 815,000  Fortune Brands, Inc., 2.875% due 12/01/2006                                       797,905
                                 200,000  Lennar Corp., 5.95% due 3/01/2013                                                 203,360
                                 100,000  MDC Holdings, Inc., 5.50% due 5/15/2013                                            98,342
                                          Pulte Homes, Inc.:
                                 110,000      7.875% due 8/01/2011                                                          122,601
                                 350,000      5.25% due 1/15/2014                                                           336,721
                                  75,000  The Stanley Works, 4.90% due 11/01/2012                                            74,756
                                 325,000  Toll Brothers Finance Corp., 6.875% due 11/15/2012                                349,079
                                                                                                                      -------------
                                                                                                                          2,761,323
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%        490,000  Clorox Co., 4.20% due 1/15/2010                                                   481,879
                                 294,000  Kimberly-Clark Corp., 7.10% due 8/01/2007                                         306,995
                                          Procter & Gamble Co.:
                                 180,000      4.95% due 8/15/2014                                                           182,455
                                 250,000      5.80% due 8/15/2034                                                           263,764
                                                                                                                      -------------
                                                                                                                          1,235,093
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%               435,000  First Data Corp., 6.375% due 12/15/2007                                           450,240
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power              1,150,000  Duke Energy Corp., 6.25% due 1/15/2012                                          1,223,476
Producers &
Energy Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                       425,000  General Electric Co., 5% due 2/01/2013                                            428,533
Conglomerates - 0.2%                      Tyco International Group SA:
                                 300,000      6.125% due 1/15/2009                                                          311,281
                                 600,000      6% due 11/15/2013                                                             633,836
                                                                                                                      -------------
                                                                                                                          1,373,650
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                 400,000  AXA Financial, Inc., 7.75% due 8/01/2010                                          447,421
                                 330,000  Ace INA Holdings, Inc., 8.30% due 8/15/2006                                       340,237

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          The Allstate Corp.:
                            $    250,000      5.375% due 12/01/2006                                                   $     252,048
                                 350,000      5% due 8/15/2014                                                              346,379
                                 325,000  American General Corp., 7.50% due 7/15/2025                                       396,649
                                 450,000  Berkshire Hathaway Finance Corp., 4.125% due 1/15/2010                            440,666
                                 300,000  Hartford Life, Inc., 7.375% due 3/01/2031                                         363,755
                                 200,000  Infinity Property & Casualty Corp. Series B, 5.50% due 2/18/2014                  195,662
                                 275,000  John Hancock Financial Services, Inc., 5.625% due 12/01/2008                      282,626
                                          Marsh & McLennan Cos., Inc.:
                                 500,000      5.15% due 9/15/2010                                                           496,760
                                 175,000      6.25% due 3/15/2012                                                           179,725
                                          Metlife, Inc.:
                                 150,000      6.125% due 12/01/2011                                                         159,469
                                 625,000      5% due 11/24/2013                                                             621,539
                                 200,000      5.70% due 6/15/2035                                                           198,816
                                 500,000  Monumental Global Funding II, 4.375% due 7/30/2009 (a)                            492,173
                                 145,000  New York Life Insurance Co., 5.875% due 5/15/2033 (a)                             150,797
                                 425,000  The Progressive Corp., 6.25% due 12/01/2032                                       458,185
                                 100,000  RLI Corp., 5.95% due 1/15/2014                                                    100,077
                                 150,000  SunAmerica, Inc., 5.60% due 7/31/2097                                             147,396
                                 350,000  W.R. Berkley Corp., 5.125% due 9/30/2010                                          348,252
                                  60,000  Western & Southern Financial Group, Inc., 5.75% due 7/15/2033 (a)                  60,243
                                                                                                                      -------------
                                                                                                                          6,478,875
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                          Caterpillar Financial Services Corp.:
                                 265,000      4.875% due 6/15/2007                                                          266,410
                                 300,000      4.60% due 1/15/2014                                                           294,226
                                 720,000  Deere & Co., 7.85% due 5/15/2010                                                  812,991
                                                                                                                      -------------
                                                                                                                          1,373,627
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.3%                     255,000  British Sky Broadcasting Plc, 8.20% due 7/15/2009                                 282,985
                                 200,000  COX Enterprises, Inc., 4.375% due 5/01/2008 (a)                                   196,445
                                          Clear Channel Communications, Inc.:
                                 275,000      4.90% due 5/15/2015                                                           250,725
                                 100,000      7.25% due 10/15/2027                                                          103,711
                                 450,000  Comcast Cable Communications, 8.875% due 5/01/2017                                571,674
                                          Comcast Corp.:
                                 215,000      5.85% due 1/15/2010                                                           222,242
                                 570,000      7.05% due 3/15/2033                                                           634,381

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          Cox Communications, Inc.:
                            $    235,000      7.125% due 10/01/2012                                                   $     255,630
                                 450,000      6.80% due 8/01/2028                                                           475,861
                                 375,000  Gannett Co., Inc., 5.50% due 4/01/2007                                            380,178
                                 352,000  Historic TW, Inc., 6.875% due 6/15/2018                                           388,365
                                 200,000  IAC/InterActiveCorp, 7% due 1/15/2013                                             210,851
                                          News America, Inc.:
                                 365,000      7.25% due 5/18/2018                                                           414,273
                                 340,000      7.28% due 6/30/2028                                                           376,951
                               1,700,000  Reed Elsevier Capital, Inc., 6.125% due 8/01/2006                               1,715,742
                                          The Thomson Corp.:
                                 345,000      5.75% due 2/01/2008                                                           352,027
                                 325,000      4.25% due 8/15/2009                                                           318,259
                                          Time Warner, Inc.:
                               1,510,000      6.875% due 5/01/2012                                                        1,650,258
                                 400,000      7.70% due 5/01/2032                                                           473,570
                                 200,000  Univision Communications, Inc., 7.85% due 7/15/2011                               222,119
                               1,000,000  Viacom, Inc., 5.625% due 5/01/2007                                              1,012,517
                                          Walt Disney Co.:
                                 375,000      6.375% due 3/01/2012                                                          402,801
                                 100,000      Series B, 6.20% due 6/20/2014                                                 107,555
                                                                                                                      -------------
                                                                                                                         11,019,120
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                    Alcan, Inc.:
                                 340,000      6.45% due 3/15/2011                                                           363,430
                                 150,000      5.75% due 6/01/2035                                                           147,472
                                 150,000  Alcoa, Inc., 6% due 1/15/2012                                                     158,714
                                 365,000  BHP Finance USA Ltd., 6.42% due 3/01/2026                                         408,303
                                 200,000  Barrick Gold Finance, Inc., 4.875% due 11/15/2014                                 195,178
                                 120,000  Corporacion Nacional del Cobre de Chile - CODELCO, 6.375%
                                          due 11/30/2012 (a)                                                                129,601
                                 300,000  Inco Ltd., 7.75% due 5/15/2012                                                    341,147
                                 100,000  Newmont Mining Corp., 5.875% due 4/01/2035                                         98,009
                                 150,000  Teck Cominco Ltd., 6.125% due 10/01/2035                                          147,094
                                 400,000  Textron Financial Corp. Series E, 4.125% due 3/03/2008                            394,756
                                                                                                                      -------------
                                                                                                                          2,383,704
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%           270,000  AmerenEnergy Generating Co. Series F, 7.95% due 6/01/2032                         347,412
                                 180,000  Baltimore Gas & Electric, 5.20% due 6/15/2033                                     168,260
                                 300,000  CenterPoint Energy Resources Corp. Series B, 7.875% due 4/01/2013                 346,077
                                 115,000  Cincinnati Gas & Electric, 5.70% due 9/15/2012                                    119,274

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          Dominion Resources, Inc.:
                            $    250,000      4.125% due 2/15/2008                                                    $     246,542
                                 410,000      6.30% due 3/15/2033                                                           425,363
                                 541,000      Series A, 8.125% due 6/15/2010                                                609,842
                                 300,000  FirstEnergy Corp., 7.375% due 11/15/2031                                          351,860
                                 200,000  New York State Electric & Gas Corp., 5.75% due 5/01/2023                          202,892
                                          Pacific Gas & Electric Co.:
                                 400,000      3.60% due 3/01/2009                                                           386,362
                                 250,000      4.20% due 3/01/2011                                                           241,261
                                 500,000      4.80% due 3/01/2014                                                           488,891
                                 745,000  Public Service Electric & Gas, 5.125% due 9/01/2012                               755,644
                                 170,000  South Carolina Electric & Gas, 6.70% due 2/01/2011                                184,798
                                 290,000  Southern Power Co. Series B, 6.25% due 7/15/2012                                  309,258
                                                                                                                      -------------
                                                                                                                          5,183,736
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                   Federated Department Stores:
                                  25,000      6.625% due 9/01/2008                                                           26,174
                                 135,000      6.30% due 4/01/2009                                                           140,730
                                 270,000      6.625% due 4/01/2011                                                          290,431
                                 235,000  Kohl's Corp., 6.30% due 3/01/2011                                                 249,911
                                          Target Corp.:
                                 888,000      10% due 1/01/2011                                                           1,080,458
                                 100,000      6.75% due 1/01/2028                                                           118,287
                                                                                                                      -------------
                                                                                                                          1,905,991
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            300,000  Amerada Hess Corp., 7.30% due 8/15/2031                                           349,996
Fuels - 1.6%                              Anadarko Finance Co. Series B:
                                 390,000      6.75% due 5/01/2011                                                           423,739
                                  60,000      7.50% due 5/01/2031                                                            73,785
                                 390,000  Atlantic Richfield Co., 5.90% due 4/15/2009                                       407,761
                                 730,000  Burlington Resources Finance Co., 6.50% due 12/01/2011                            791,494
                                 525,000  Canadian Natural Resources Ltd, 4.90% due 12/01/2014                              516,305
                                 330,000  Chevron Phillips Chemical Co. LLC, 5.375% due 6/15/2007                           332,761
                                          ChevronTexaco Capital Co.:
                                 425,000      3.50% due 9/17/2007                                                           417,479
                                 565,000      3.375% due 2/15/2008                                                          550,488
                                 125,000  Colonial Pipeline Co., 7.63% due 4/15/2032 (a)                                    163,436
                                          ConocoPhillips:
                                 220,000      4.75% due 10/15/2012                                                          220,883
                                 200,000      5.90% due 10/15/2032                                                          216,525
                                 505,000  Conoco Phillips Holding Co., 6.95% due 4/15/2029                                  614,729
                                  75,000  Consolidated Natural Gas Co. Series C, 6.25% due 11/01/2011                        79,701

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $    600,000  EnCana Corp., 4.75% due 10/15/2013                                          $     591,028
                                 500,000  Enterprise Products Operating LP, 5.60% due 10/15/2014                            498,240
                                 111,875  Kern River Funding Corp., 4.893% due 4/30/2018 (a)                                110,679
                                          Kinder Morgan Energy Partners LP:
                                 250,000      5.35% due 8/15/2007                                                           252,095
                                 425,000      6.75% due 3/15/2011                                                           458,413
                                 200,000  Kinder Morgan, Inc., 6.50% due 9/01/2012                                          214,111
                                 125,000  Marathon Oil Corp., 6.80% due 3/15/2032                                           143,471
                                 510,000  Midamerican Energy Holdings Co., 5.875% due 10/01/2012                            532,138
                                 150,000  Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                                   150,714
                                 100,000  Murphy Oil Corp., 6.375% due 5/01/2012                                            107,366
                                 400,000  Nexen, Inc., 5.05% due 11/20/2013                                                 397,321
                                 950,000  Norsk Hydro ASA, 6.36% due 1/15/2009                                              997,483
                                 745,000  Ocean Energy, Inc., 7.25% due 10/01/2011                                          829,689
                                 200,000  PTT Public Company Ltd., 5.875% due 8/03/2035 (a)                                 192,005
                                          Pemex Project Funding Master Trust:
                               1,025,000      8.85% due 9/15/2007 (a)                                                     1,103,925
                                 405,000      9.125% due 10/13/2010                                                         473,850
                                  40,000      8.625% due 2/01/2022                                                           48,900
                                 150,000      6.625% due 6/15/2035 (a)                                                      147,525
                                 200,000  Petro-Canada, 5.95% due 5/15/2035                                                 200,013
                                 210,000  Plains All American Pipeline LP, 5.625% due 12/15/2013                            212,938
                                 150,000  TGT Pipeline LLC, 5.20% due 6/01/2018                                             141,868
                                 300,000  Texas Gas Transmission Corp., 4.60% due 6/01/2015                                 284,703
                                 200,000  Transocean, Inc., 7.50% due 4/15/2031                                             252,247
                                 300,000  Valero Energy Corp., 6.875% due 4/15/2012                                         329,416
                                 175,000  XTO Energy, Inc., 4.90% due 2/01/2014                                             171,709
                                                                                                                      -------------
                                                                                                                         14,000,929
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                   300,000  Celulosa Arauco y Constitucion SA, 5.125% due 7/09/2013                           290,041
Products - 0.3%                           International Paper Co.:
                                 200,000      5.50% due 1/15/2014                                                           199,194
                                 300,000      5.30% due 4/01/2015                                                           292,796
                                 150,000  Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                                     146,203
                                 290,000  Sappi Papier Holding AG, 6.75% due 6/15/2012 (a)                                  294,979
                                 200,000  Westvaco Corp., 8.20% due 1/15/2030                                               243,462
                                          Weyerhaeuser Co.:
                                 242,000      5.95% due 11/01/2008                                                          250,768
                                 250,000      6.75% due 3/15/2012                                                           270,138
                                 275,000      7.375% due 3/15/2032                                                          311,085
                                                                                                                      -------------
                                                                                                                          2,298,666
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%           350,000  Abbott Laboratories, 3.50% due 2/17/2009                                          338,407

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $    560,000  AstraZeneca Group Plc, 5.40% due 6/01/2014                                  $     582,285
                                 290,000  Eli Lilly & Co., 7.125% due 6/01/2025                                             354,117
                                 300,000  Johnson & Johnson, 4.95% due 5/15/2033                                            293,357
                                          Pfizer, Inc.:
                                 500,000      4.50% due 2/15/2014                                                           492,108
                                 250,000      4.65% due 3/01/2018                                                           242,422
                                 800,000  Wyeth, 5.50% due 2/01/2014                                                        819,783
                                                                                                                      -------------
                                                                                                                          3,122,479
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%               215,000  AvalonBay Communities, Inc., 6.625% due 9/15/2011                                 231,436
                                 200,000  BRE Properties, 5.95% due 3/15/2007                                               202,700
                                 400,000  Centerpoint Properties Trust, 4.75% due 8/01/2010                                 395,565
                                 530,000  Developers Diversified Realty Corp., 6.625% due 1/15/2008                         547,478
                                 450,000  Duke Realty LP, 5.25% due 1/15/2010                                               454,547
                                          EOP Operating LP:
                                 200,000      6.75% due 2/15/2012                                                           216,306
                                 145,000      7.25% due 6/15/2028                                                           163,586
                                  25,000      7.50% due 4/19/2029                                                            28,927
                                 400,000  HRPT Properties Trust, 5.75% due 2/15/2014                                        407,464
                                 275,000  Liberty Property-LP, 7.25% due 3/15/2011                                          301,499
                                 250,000  Simon Property Group LP, 4.60% due 6/15/2010                                      246,529
                                 240,000  Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                           238,212
                                                                                                                      -------------
                                                                                                                          3,434,249
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%               830,000  Burlington Northern Santa Fe Corp., 6.75% due 7/15/2011                           903,263
                                 490,000  CSX Corp., 6.75% due 3/15/2011                                                    530,943
                                 500,000  Canadian National Railway Co., 6.375% due 10/15/2011                              539,730
                                          Norfolk Southern Corp.:
                                 675,000      6.75% due 2/15/2011                                                           735,520
                                 250,000      5.257% due 9/17/2014                                                          254,577
                                 105,000      5.59% due 5/17/2025                                                           104,960
                                 115,000      7.25% due 2/15/2031                                                           140,096
                                 275,000  TTX Co., 4.90% due 3/01/2015 (a)                                                  267,318
                               1,080,000  Union Pacific Corp., 5.75% due 10/15/2007                                       1,101,061
                                                                                                                      -------------
                                                                                                                          4,577,468
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                  150,000  Computer Associates International, Inc., 5.625% due 12/01/2014 (a)                148,877
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%           65,000  Lowe's Cos., Inc., 6.50% due 3/15/2029                                             74,124
                                 450,000  Ltd. Brands, 6.125% due 12/01/2012                                                456,361
                                 700,000  Staples, Inc., 7.125% due 8/15/2007                                               729,223
                                                                                                                      -------------
                                                                                                                          1,259,708
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage               740,000  Countrywide Home Loans, Inc., 5.625% due 7/15/2009                                757,941
Finance - 0.3%                   230,000  Golden West Financial Corp., 4.75% due 10/01/2012                                 226,924

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Fixed Income Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $    300,000  Residential Capital Corp., 6.375% due 6/30/2010 (a)                         $     303,924
                                 275,000  Washington Mutual Bank FA, 5.125% due 1/15/2015                                   272,221
                                 145,000  Washington Mutual Financial Corp., 6.875% due 5/15/2011                           159,081
                                          Washington Mutual, Inc.:
                                 600,000      7.50% due 8/15/2006                                                           613,509
                                 435,000      4.20% due 1/15/2010                                                           424,515
                                  90,000      8.25% due 4/01/2010                                                           100,997
                                                                                                                      -------------
                                                                                                                          2,859,112
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                   225,000  Altria Group Inc, 7% due 11/04/2013                                               246,277
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                         575,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                                 776,134
Telecommunication                150,000  America Movil SA de CV, 6.375% due 3/01/2035                                      145,443
Services - 0.4%                           Sprint Capital Corp.:
                                 200,000      6.90% due 5/01/2019                                                           223,909
                                 225,000      6.875% due 11/15/2028                                                         248,552
                                 600,000      8.75% due 3/15/2032                                                           804,557
                                 525,000  Verizon Wireless Capital LLC, 5.375% due 12/15/2006                               530,095
                                          Vodafone Group Plc:
                                 530,000      7.75% due 2/15/2010                                                           591,172
                                 185,000      7.875% due 2/15/2030                                                          235,617
                                                                                                                      -------------
                                                                                                                          3,555,479
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Fixed Income Securities (Cost - $178,168,194) - 20.7%                   180,219,411
-----------------------------------------------------------------------------------------------------------------------------------

                                          Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                               1,990,000  Canadian Government International Bond, 5.25% due 11/05/2008                    2,048,375
                                 350,000  Chile Government International Bond, 5.50% due 1/15/2013                          364,665
                                 500,000  China Government International Bond, 7.30% due 12/15/2008                         539,096
                                 300,000  Export-Import Bank of Korea, 5.125% due 3/16/2015                                 299,036
                               1,120,000  Finland Government International Bond, 5.875% due 2/27/2006                     1,127,558
                               1,000,000  Inter-American Development Bank, 6.80% due 10/15/2025                           1,196,242
                                          Italy Government International Bond:
                               1,050,000      4.375% due 10/25/2006                                                       1,050,061
                                 450,000      6% due 2/22/2011                                                              480,274
                                 520,000      4.50% due 1/21/2015                                                           511,132
                               1,050,000      6.875% due 9/27/2023                                                        1,263,607
                                 400,000      5.375% due 6/15/2033                                                          409,053
                                          Mexico Government International Bond:
                               1,520,000      9.875% due 2/01/2010                                                        1,808,040
                               1,925,000      6.375% due 1/16/2013                                                        2,048,200
                                 700,000      6.75% due 9/27/2034                                                           745,500
                                 445,000  Province of British Columbia, 4.625% due 10/03/2006                               446,504
                               1,120,000  Province of Manitoba Canada, 5.50% due 10/01/2008                               1,151,179

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                Face
Industry                       Amount     Foreign Government Obligations                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          Province of Ontario:
                            $  1,000,000      6% due 2/21/2006                                                        $   1,006,538
                               1,100,000      3.125% due 5/02/2008                                                        1,063,404
                                          Province of Quebec:
                                 350,000      4.875% due 5/05/2014                                                          353,582
                                 250,000      4.60% due 5/26/2015                                                           246,012
                                 625,000      7.50% due 9/15/2029                                                           827,963
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Foreign Government Obligations (Cost - $18,668,969) - 2.2%               18,986,021
-----------------------------------------------------------------------------------------------------------------------------------

                                          Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%          250,000  HBOS Plc, 5.375% (a)(b)(c)                                                        251,732
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable             75,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014                          83,250
Fuels - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Capital Trusts (Cost - $327,154) - 0.0%                                     334,982
-----------------------------------------------------------------------------------------------------------------------------------

State                                     Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.1%                  700,000  Illinois State, GO, 5.10% due 6/01/2033                                           693,294
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.1%                   1,040,000  Dallas, Texas, GO, Series C, 5.25% due 2/15/2024                                1,039,906
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Municipal Bonds (Cost - $1,677,614) - 0.2%                                1,733,200
-----------------------------------------------------------------------------------------------------------------------------------

                                          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**            27,800,000  UBS Finance (Delaware) Inc., 3.86% due 10/03/2005                              27,800,000
-----------------------------------------------------------------------------------------------------------------------------------

                              Beneficial
                                Interest
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 40,375,000  Merrill Lynch Liquidity Series, LLC Money Market Series (e)(f)                 40,375,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities (Cost - $68,175,000) - 7.8%                        68,175,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $986,823,537+) - 113.5%                             989,241,989

                                          Liabilities in Excess of Other Assets - (13.5%)                              (117,729,824)
                                                                                                                      -------------
                                          Net Assets - 100.0%                                                         $ 871,512,165
                                                                                                                      =============

* Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
+ The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 986,944,108
                                                                  =============
      Gross unrealized appreciation                               $  10,470,759
      Gross unrealized depreciation                                  (8,172,878)
                                                                  -------------
      Net unrealized appreciation                                 $   2,297,881
                                                                  =============

Master Aggregate Bond Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   The security is a perpetual bond and has no definite maturity date.
(c)   Floating rate note.
(d)   Security, or a portion of security, is on loan.
(e)   Security was purchased with the cash proceeds from securities loans.
(f) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                                                     Net          Interest/Dividend
      Affiliate                                                   Activity              Income
      ---------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series   $ 40,375,000      $          34,291
      Merrill Lynch Premier Institutional Fund                   (12,139,250)     $           3,767
      ---------------------------------------------------------------------------------------------

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: November 17, 2005